Income Taxes - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current	$ (75)	$ 1,669	$ (7,293)
Deferred	(2,150)	8,808	614
Income tax (expense) recovery	$ (2,225)	$ 10,477	$ (6,679)